Shareholders' Equity (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions						12 Months Ended
		Oct. 10, 2025 $ / shares shares	Oct. 09, 2025 $ / shares shares	Jan. 08, 2024 shares	Aug. 18, 2021 USD ($) shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Aug. 08, 2024 shares
Shareholders’ Equity [Line Items]
Exchange value (in Dollars) | $					$ 404
Gross proceeds						¥ 163.9	$ 23,400,000
Net proceeds						¥ 139.9	$ 20,000,000
Percentage of statutory reserves						10.00%	10.00%
Percentage of reserve fund						50.00%	50.00%
Shareholders’ deficit						¥ 2,476.0	$ 354,100,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares authorized						450,000,000		450,000,000	450,000,000	450,000,000
Par value per share (in Dollars per share) | (per share)		$ 0.0001	$ 0.0001			¥ 0.0001		¥ 0.0001	$ 0.0001	$ 0.0001
Common shares issued						21,140,922		4,268,156	21,140,922	4,268,156
Shares converted				2,000,000		12,597,228	12,597,228
Number of votes						one	one
Ordinary shares converted						one	one
Shares issued		125,000	833,334
Issued price per share (in Dollars per share) | $ / shares		$ 4
Subscription consideration						3,085,360	3,085,360	2,268,156
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares authorized						2,042,042		2,042,042	2,042,042	2,042,042
Par value per share (in Dollars per share) | (per share)						¥ 0.0001		¥ 0.0001	$ 0.0001	$ 0.0001
Common shares issued					4,042,042
Transferred shares					2,000,000
Shares converted				2,000,000
Number of votes						20	20
Initial Public Offering [Member]
Shareholders’ Equity [Line Items]
Shares issued			5,000,004
Issued price per share (in Dollars per share) | $ / shares			$ 4
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Shares issued		750,000
Common Stock [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares authorized								485,360,730		485,360,730
Shares issued	[1]					958,334	958,334
Common Stock [Member] | Class A Ordinary Shares [Member] | Shareholder [Member]
Shareholders’ Equity [Line Items]
Common shares issued											2,268,156

[1]	Ordinary shares and share data have been retroactively restated to give effect to the nominal share issuance for the Reorganization completed on August 8, 2024 (Note 1).